Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2013
Stock based compensation
Stock-based compensation, fair value assumptions
	2013	2012	2011
Expected life	4.6-9.0 years	4.5 years	4.3 years
Expected volatility	29.2%-39.6%	40.7%-42.6%	43.4%-44.8%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.7%-2.4%	0.5%-0.9%	0.7%-2.0%
Estimated annual forfeiture rate	0.0%-8.1%	0.0%-9.1%	0.0%-7.8%

Summary of stock options
Common Share Options	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2010	2,627,000	$42.28
(1,333,000 exercisable)		47.18
Granted	694,000	44.34	$16.66
Exercised	(201,000)	32.32		$2,099,000
Forfeited	(83,000)	39.42
Expired	(203,000)	49.32
Outstanding at December 31, 2011	2,834,000	$43.07
(1,533,000 exercisable)		46.23
Granted	677,000	34.91	$12.61
Exercised	(47,000)	29.82		$205,000
Forfeited	(117,000)	38.45
Expired	(133,000)	46.17
Outstanding at December 31, 2012	3,214,000	$41.58
(1,928,000 exercisable)		$43.99
Granted	1,213,000	32.45	$11.53
Exercised	(892,000)	34.78		$6,787,000
Forfeited	(574,000)	34.17
Expired	(247,000)	48.35
Outstanding at December 31, 2013	2,714,000	$42.22		$13,015,000	6.80
(1,359,000 exercisable)		$46.91		$2,632,000	4.60

Summary of nonvested restricted stock units
Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	1,139,000	$38.40
Granted	601,000	32.06
Vested	(238,000)	42.26
Forfeited	(332,000)	35.63
Nonvested at December 31, 2013	1,170,000	$36.46

Stock-based compensation
Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Stock option awards	$5,810	$8,471	$9,549
Restricted stock unit awards	9,485	12,300	10,037
Deferred compensation bonus and matching stock unit awards	2	240	12
Awards under employee stock purchase plan	-	-	255
Awards under Non-Employee Director compensation plan	547	455	330
Total stock-based compensation, before income taxes	15,844	21,466	20,183
Income tax benefit	(5,984)	(8,121)	(7,581)
Total stock-based compensation expense, net of income taxes	$9,860	$13,345	$12,602

Stock-based compensation, allocation by financial statement line item
December 31,	2013	2012	2011
(Dollars in thousands)
Selling, general and administrative expense	$12,933	$18,437	$17,538
System operations	2,911	3,029	2,645
Total stock-based compensation expense	$15,844	$21,466	$20,183